Securities (Fair value and gross unrealized losses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities
Less than 12 months, fair value	$ 78,022	$ 74,130
Less than 12 months, unrealized (losses)	(997)	(2,075)
12 months or more, fair value	0	16,989
12 months or more, unrealized (losses)	0	(1,700)
Total, fair value	78,022	91,119
Total, unrealized (losses)	(997)	(3,775)
Held-to-maturity Securities
Less than 12 months, fair value	57,572	15,828
Less than 12 months, unrealized (losses)	(363)	(485)
12 months or more, fair value	0	0
12 months or more, unrealized (losses)	0	0
Total, fair value	57,572	15,828
Total, unrealized (losses)	(363)	(485)
U.S. Government agency securities [Member]
Available-for-sale Securities
Less than 12 months, fair value	24,748
Less than 12 months, unrealized (losses)	(252)
12 months or more, fair value	0
12 months or more, unrealized (losses)	0
Total, fair value	24,748
Total, unrealized (losses)	(252)
Held-to-maturity Securities
Less than 12 months, fair value	57,572
Less than 12 months, unrealized (losses)	(363)
12 months or more, fair value	0
12 months or more, unrealized (losses)	0
Total, fair value	57,572
Total, unrealized (losses)	(363)
Agency CMOs [Member]
Held-to-maturity Securities
Less than 12 months, fair value		1,312
Less than 12 months, unrealized (losses)		(1)
12 months or more, fair value		0
12 months or more, unrealized (losses)		0
Total, fair value		1,312
Total, unrealized (losses)		(1)
Corporate debt securities [Member]
Held-to-maturity Securities
Less than 12 months, fair value		14,516
Less than 12 months, unrealized (losses)		(484)
12 months or more, fair value		0
12 months or more, unrealized (losses)		0
Total, fair value		14,516
Total, unrealized (losses)		(484)
Agency CMOs [Member]
Available-for-sale Securities
Less than 12 months, fair value	53,274	49,793
Less than 12 months, unrealized (losses)	(745)	(175)
12 months or more, fair value	0	0
12 months or more, unrealized (losses)	0	0
Total, fair value	53,274	49,793
Total, unrealized (losses)	(745)	(175)
Private-label CMOs [Member]
Available-for-sale Securities
Less than 12 months, fair value		6,017
Less than 12 months, unrealized (losses)		(268)
12 months or more, fair value		16,989
12 months or more, unrealized (losses)		(1,700)
Total, fair value		23,006
Total, unrealized (losses)		(1,968)
Corporate debt securities [Member]
Available-for-sale Securities
Less than 12 months, fair value		18,320
Less than 12 months, unrealized (losses)		(1,632)
12 months or more, fair value		0
12 months or more, unrealized (losses)		0
Total, fair value		18,320
Total, unrealized (losses)		$ (1,632)